Property, Plant, and Equipment, net - Schedule of Property, Plant and Equipment (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Property, Plant and Equipment [Line Items]
Property plant and equipment	$ 35,355	$ 31,832
Less: Accumulated depreciation	(20,459)	(19,954)
Property, plant, and equipment, net	14,896	11,878
Buildings
Property, Plant and Equipment [Line Items]
Property plant and equipment	5,374	5,462
Plant and machinery
Property, Plant and Equipment [Line Items]
Property plant and equipment	2,234	2,246
Leasehold improvements
Property, Plant and Equipment [Line Items]
Property plant and equipment	131	132
Computer and office equipment
Property, Plant and Equipment [Line Items]
Property plant and equipment	16,522	16,602
Furniture and fixtures
Property, Plant and Equipment [Line Items]
Property plant and equipment	1,961	1,805
Internal use software
Property, Plant and Equipment [Line Items]
Property plant and equipment	2,989	1,719
Construction in progress
Property, Plant and Equipment [Line Items]
Property plant and equipment	$ 6,144	$ 3,866